Finance Costs	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Cost [Abstract]
Finance Costs
26.	Finance costs
	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Cash finance expense
Interest on Syndicated Credit Agreement	4,546	1,746	—
Interest on Credit Facilities	—	1,818	437
Interest on Term Debt Facility	2,936	3,478	—
Interest on Senior Convertible Notes	—	375	—
Interest on Convertible Notes	—	2,574	421
Interest on other debt	—	1,526	1,659
Other finance costs	286	2,909	399
	7,768	14,426	2,916
Non-cash finance expense (income)
Accretion	1,622	5,511	594
Amortization of debt issue costs	1,782	1,586	172
Change in fair value of convertible notes (note 16)	(7,141)	—	—
Change in fair value of derivative warrant liabilities (note 17)	12,995	—	—
Interest on Senior Convertible Notes	—	1,903	—
Loss on derivative liabilities	—	1,649	—
Loss on extinguishment of debt	—	488	—
Other	3	(67)	151
	9,261	11,070	917
Less: interest capitalized relating to CIP (note 10)	—	(1,280)	(2,036)
Interest income	(215)	—	—
	16,814	24,216	1,797